Commitments and Contingencies- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Commitments and Contingencies [Line Items]
Letters of credit outstanding	$ 1.0	$ 1.2
Cash deposits	0.6	0.3
Surety bonds	$ 66.6